Business Combinations (Tables)	12 Months Ended
Dec. 31, 2017
Current Year Acquisitions [Member]
Business Acquisition [Line Items]
Schedule Of Business Acquisitions

Identifiable intangible assets	$98
Goodwill	4,396
Other assets and liabilities - net	231
$4,725

Prior Year Acquisitions [Member]
Business Acquisition [Line Items]
Schedule Of Business Acquisitions
.
Identifiable intangible assets	$213
Goodwill	5,944
Other assets and liabilities - net	457
$6,614